STEIN ROE SMALL COMPANY GROWTH FUND
                              STEIN ROE FOCUS FUND
                     STEIN ROE GROWTH INVESTOR FUND CLASS S
                            STEIN ROE HIGH YIELD FUND
                          STEIN ROE CASH RESERVES FUND
                      STEIN ROE MUNICIPAL MONEY MARKET FUND
                                  (the "Funds")

                           SUPPLEMENT TO PROSPECTUSES

On March 13, 2002, the respective Boards of Trustees of the Funds approved a proposal to reorganize each of the Funds into the corresponding Acquiring Fund listed below, subject to shareholder approval and the satisfaction of certain other conditions. If shareholders of a Fund approve the proposal, all of the assets of the Fund will be transferred to the corresponding Acquiring Fund and shareholders of the Fund will receive shares of the corresponding Acquiring Fund in exchange for their shares. In the case of Stein Roe Small Company Growth Fund, Stein Roe Focus Fund, Stein Roe Growth Investor Fund Class S and Stein Roe High Yield Fund, if shareholders of the Fund do not approve the proposal, the Boards of Trustees have approved the liquidation of the Fund. Shareholders of each Fund are scheduled to vote on the proposal at a special meeting of shareholders to be held in late June, 2002. If approved at the special meeting, the reorganizations are proposed to take place in July, 2002. Shareholders of the Funds will be mailed more detailed information relating to the proposal in mid-May, 2002.

In connection with the proposed reorganizations of the Funds, the Boards of Trustees of the Funds have suspended the sale of each Fund's shares (with the exception of Stein Roe Cash Reserves Fund and Stein Roe Municipal Money Market
Fund) effective as of the close of business on April 16, 2002. Consequently, purchase orders for shares of the Funds (except those purchases that are part of the Automatic Investment Plan, Automated Dollar Cost Averaging program, Automatic Dividend Diversification program, dividend reinvestments, contributions to certain existing retirement plan accounts and purchases through wrap fee accounts) will not be accepted by the Funds after April 16, 2002.

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Funds                                      Acquiring Funds
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Stein Roe Small Company Growth Fund        Liberty Acorn USA
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Stein Roe Focus Fund                       Stein Roe Growth Stock Fund
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Stein Roe Growth Investor Fund Class S     Stein Roe Young Investor Fund
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Stein Roe High Yield Fund                  Liberty High Yield Securities Fund
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Stein Roe Cash Reserves Fund               Liberty Money Market Fund
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Stein Roe Municipal Money Market Fund      Liberty Municipal Money Market Fund

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SHM-36/157J-0302                                                   April 1, 2002